PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5.
PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the followings:

	As of December 31,
	2024	2025
	RMB	RMB
Office building	—	1,327,854
Electronic equipment	125,361	91,615
Office equipment & furniture	17,035	20,618
Motor vehicles	4,103	4,465
Total costs	146,499	1,444,552
Less: accumulated depreciation and amortization	(102,102)	(117,609)
Property and equipment, net	44,397	1,326,943

For the years ended December 31, 2023, 2024 and 2025, depreciation expenses were RMB9,461, RMB17,782 and RMB70,903 respectively.

The Group entered into a definitive agreement to purchase certain commercial property in December 2024, and completed the purchase of, and obtained title to, the commercial property in March 2025.